Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Summary of inventory

		$ million
	2019	2018
Crude oil	5,610	4,878
Natural gas	222	322
Refined petroleum and petrochemical products	12,907	10,419
	18,739	15,619
Trading inventories	182	282
	18,921	15,901
Supplies	1,959	2,087
	20,880	17,988
Cost of inventories expensed in the income statement	209,672	229,878